Financial instruments and related disclosures - Additional Information (Detail) $ in Millions		12 Months Ended
	Nov. 30, 2019 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 20,780,000,000	£ 25,215,000,000			£ 21,621,000,000
Total equity including non-controlling interests		20,808,000,000	18,357,000,000			3,672,000,000	£ 3,489,000,000
Total capital | $				$ 41,600
Short-term finance through issuance of commercial paper		17,000,000	3,586,000,000
Maximum exposure to credit risk		12,572,000,000	12,248,000,000
Group trade receivables due from three largest US wholesalers		5,549,000,000	5,487,000,000
Carrying value of shares held by trust under employee share ownership plan		195,000,000	135,000,000
Market value of shares held by trust under employee share ownership plan		657,000,000	647,000,000
Treasury shares at cost		4,969,000,000	5,505,000,000
Net losses recognised in the income statement		1,269,000,000	105,000,000
Net gains recognised in other comprehensive income		160,000,000	31,000,000
Net gains (losses) on financial investments held		39,000,000	174,000,000
Contingent consideration liabilities		£ 5,869,000,000	5,479,000,000			6,286,000,000	£ 6,172,000,000
Repayments of borrowings	£ 2,500,000,000
Drawn bank facility			1,000,000,000
Notional principal value £m		750,000,000		750,000,000
Trade receivables		£ 5,549,000,000	5,487,000,000
Trade and other receivables		6,952,000,000	7,202,000,000
Cash and cash equivalents		6,292,000,000	4,707,000,000			£ 3,874,000,000
Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents			507,000,000
Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Other items in Assets Liabilities held for sale			44,000,000
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness of hedges		7,000,000	7,000,000
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness of hedges		0	0
Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement through income statement		161,000,000	67,000,000
Bonds In A Designated Hedging Relationship [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases		0	8,636,000,000
Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of detailed information about financial instruments [line items]
Other items in Assets Liabilities held for sale			91,000,000
Trade and other receivables		6,952,000,000	7,202,000,000
Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		3,561,000,000	3,778,000,000
Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		46,000,000	44,000,000
Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		1,942,000,000	1,665,000,000
Shionogi ViiV healthcare joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement through income statement		1,114,000,000	31,000,000
Contingent consideration liabilities		5,359,000,000	5,103,000,000
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Net losses recognised in the income statement			103,000,000
Net gains (losses) on financial investments held		1,269,000,000
Level 3 [member] | Finance Income [Member]
Disclosure of detailed information about financial instruments [line items]
Net losses recognised in the income statement		0	2,000,000
Level 3 [member] | Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities		477,000,000	339,000,000
Level 3 [member] | Equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) on equity investments held		144,000,000	38,000,000
Level 3 [member] | Financial Instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net losses recognised in the income statement		1,269,000,000	97,000,000
Level 3 [member] | Shionogi ViiV healthcare joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities		5,359,000,000	5,103,000,000
Uk [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		1,000,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and liquid investments		6,400,000,000
Cash and cash equivalents and liquid investments held centrally		5,400,000,000
Short-term finance through issuance of commercial paper		10,000,000,000	7,300,000,000
Amount held at European medium term note programme		20,000,000,000
Notes issued at European medium term note programme		12,700,000,000
Notes issued under us shelf registration		16,700,000,000	12,200,000,000
Liquidity risk [member] | Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Drawn amount			3,500,000,000
Liquidity risk [member] | Not later than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		3,700,000,000
Liquidity risk [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Committed facilities during the period		1,900,000,000	1,800,000,000	$ 2,500
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of cash held at unrated counter parties		47,000,000
Cash in transit		1,000,000
Bank balances and deposits held with counter parties		3,000,000,000	3,072,000,000
Credit risk [member] | Nigeria [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		20,000,000
Credit risk [member] | Austria [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		1,000,000
Credit risk [member] | Brazil [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		1,000,000
Credit risk [member] | Panama [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		1,000,000
Credit risk [member] | Uk [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		12,000,000
Credit risk [member] | Sri Lanka[Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		1,000,000
Credit risk [member] | Taiwan [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		1,000,000
Credit risk [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Cash reserves		5,400,000,000
1% (100 basis points) increase in sterling interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on income through interest rate movements		8,000,000	14,000,000
External credit grades [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		1,400,000,000	900,000,000
BBB/Baa [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties		368,000,000	605,000,000
BBB -/ Baa3 Rated [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties		£ 34,000,000
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in interest rate		1.00%
Cash and cash equivalents		£ 6,100,000,000	5,039,000,000
Floating interest rate [member] | 1% (100 basis points) increase in sterling interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on income through interest rate movements		£ 14,000,000	9,000,000
Top of range [member] | Credit risk [member] | Non USA [member]
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance held by major customer account		5.00%
HDFC bank [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks		£ 33,000,000
State Bank of India [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks		1,000,000
Global insurance programme [member]
Disclosure of detailed information about financial instruments [line items]
Group trade receivables due from three largest US wholesalers		386,000,000	250,000,000
Trade receivables		386,000,000	250,000,000
US commercial paper program [member] | Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Drawn bank facility			1,000,000,000
US commercial paper program [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Drawn amount		£ 17	3,600,000,000	25	$ 4,800
Euro Commercial Paper Program
Disclosure of detailed information about financial instruments [line items]
Drawn amount			£ 0	$ 5,000
Pharmaceuticals and Vaccines [member] | Credit risk [member] | US [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of sales to three largest wholesalers		79.00%	78.00%
Group trade receivables due from three largest US wholesalers		£ 2,362,000,000	£ 2,079,000,000
Trade receivables		2,362,000,000	£ 2,079,000,000
ViiV healthcare [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash held by subsidiary		£ 1,400,000,000
Percentage of ownership interest in subsidiary		78.30%
GSK Consumer Healthcare S.A [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash held by subsidiary		£ 800,000,000
Percentage of ownership interest in subsidiary		68.00%